Equity-Accounted Joint Ventures - Angola Joint Venture - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) vessel m³	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	100.00%
Due from joint ventures	$ 10,991	$ 0
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Principal amount outstanding on secured loan facilities and finance leases	$ 203,400
Number of vessels | vessel	4
Volume of vessels (in cubic meter) | m³	160,400
Carrying value of guarantee liability	$ 300	500
Interest accrued on advances		0
Due from joint ventures	$ 1,000	$ 0
Angola Joint Venture | NYK Energy Transport
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%
Angola Joint Venture | Mitsui & Co. Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	34.00%
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture	33.00%